SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Shuhai [Member] | Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (in years)		5 years
Shuhai [Member] | Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (in years)		10 years
Shuhai [Member] | Office equipment [Member] | Minimum [Member]
Estimated useful life (in years)		3 years
Shuhai [Member] | Office equipment [Member] | Maximum [Member]
Estimated useful life (in years)		5 years
Datasea [Member] | Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (in years)	5 years
Datasea [Member] | Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (in years)	10 years
Datasea [Member] | Office equipment [Member] | Minimum [Member]
Estimated useful life (in years)	3 years
Datasea [Member] | Office equipment [Member] | Maximum [Member]
Estimated useful life (in years)	5 years